FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative EIB, Other Loans, Hedging (Details) $ in Millions								12 Months Ended
	Mar. 01, 2022 USD ($)	Mar. 01, 2022 EUR (€)	Jul. 07, 2021 USD ($)	Jul. 07, 2021 EUR (€)	Jul. 31, 2020	Dec. 20, 2019 USD ($)	Dec. 18, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ZAR (R)	Nov. 29, 2021 USD ($)	Nov. 29, 2021 CAD ($)	Aug. 23, 2021 ZAR (R)	Jun. 02, 2021 EUR (€)	Jul. 02, 2020 USD ($)	Jul. 02, 2020 CAD ($)	Dec. 20, 2019 EUR (€)	Dec. 21, 2018 EUR (€)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds from long-term debt								$ 147,000,000	$ 323,000,000	$ 5,772,000,000
Borrowings								8,401,000,000
Gains on hedges of net investments in foreign operations, net of tax								423,000,000	(597,000,000)
Net investment hedge
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities								4,201,000,000	6,327,000,000		€ 3,709,000,000
Hedged item, assets | €											8,261,000,000
Gains on hedges of net investments in foreign operations, net of tax								423,000,000
EIB Loan
Disclosure of detailed information about borrowings [line items]
Notional amount | €																€ 280,000,000
EIB Loan | Proceeds from borrowings
Disclosure of detailed information about borrowings [line items]
Proceeds from long-term debt	$ 335,000,000	€ 280,000,000
EIB loan, Due in 2025
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings | €																							€ 350,000,000
Borrowings								215,000,000	$ 304,000,000		190,000,000
Other Loans, Fixed/Floating, Due 2021-2035
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			$ 532,000,000	€ 450,000,000
Other Loans, Fixed/Floating, Due July 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			479,000,000	405,000,000
Other Loans, Fixed/Floating, Due July 2025
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			$ 53,000,000	€ 45,000,000
€235 million Facility Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																				€ 235,000,000
Borrowings								184,000,000			162,000,000
Installment period							8 years 6 months
€125 million Bilateral Term Loan, Due in 2022
Disclosure of detailed information about borrowings [line items]
Borrowings								142,000,000			€ 125,000,000
Borrowings, extension option term					1 year
€100 million Bilateral Term Loan, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 110,000,000													€ 100,000,000
Borrowings, extension option term						1 year
174 million CAD Financing Agreement, due 2021-2022
Disclosure of detailed information about borrowings [line items]
Notional amount																	$ 128,000,000	$ 174
130 million CAD Financing Agreement, due 2021-2023
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 105,000,000	$ 130
EBRD Facility, Floating, Due in 2024 | ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Notional amount																					$ 175,000,000
Borrowings								175,000,000
Notional amount, uncommitted amount																					$ 175,000,000
4.5 Billion ZAR Revolving Borrowing Base Finance Facility, Due in 2020 | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 113,000,000				R 1,800,000,000
Line of credit, maximum borrowing capacity | R																						R 4,500,000,000
3.5 Billion ZAR Revolving Borrowing Base Finance Facility, Due in 2023 | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity | R															R 3,500,000,000